SCHEDULE OF INTEREST EXPENSE ON THE COMPANY’S BANK BORROWINGS (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Notes and other explanatory information [abstract]
Interest on lease liability - continuing operations		¥ 25	¥ 51
Interest on lease liability - discontinued operations (Note 30)	293	1,479	2,115
Interest expense on convertible note	¥ 975